Consolidated Statements of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit Loss [Abstract]
Revenues from contracts with customers	€ 108,589	€ 127,575	€ 61,598
Cost of sales	(17,361)	(13,690)	(9,318)
Gross profit	91,228	113,885	52,280
Research and development expenses	(226,466)	(143,040)	(85,496)
Sales and marketing expenses	(2,718)	(3,041)	(6,603)
General and administrative expenses	(45,547)	(26,334)	(23,520)
Other operating income	2,724	5,396	2,349
Other operating expenses	(739)	(720)	(288)
Operating loss	(181,518)	(53,854)	(61,277)
Finance income	4,122	8,046	2,133
Finance expenses	(326)	(48)	(26,007)
Interest expense related to lease liability	(1,718)	(1,721)	(676)
Share of loss of equity method investees		(84)	(78)
Loss before tax	(179,440)	(47,662)	(85,905)
Income taxes	268	(600)	(45)
Loss for the period	(179,172)	(48,262)	(85,950)
Attributable to:
Equity holders of the parent	(179,056)	(48,019)	(85,653)
Non-controlling interests	€ (116)	€ (243)	€ (297)
Earnings per share
Basic & diluted, loss per share for the year attributable to ordinary equity holders of the parent	€ (0.85)	€ (0.25)	€ (0.51)